ACQUISITIONS AND CHANGE IN INTEREST ON MINERAL PROPERTIES (Details) $ in Thousands		12 Months Ended
	May 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / $ $ / ounce	Dec. 31, 2017 USD ($)	May 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Payments for interest in joint venture		$ 0	$ 12,972
Property, plant and equipment		701,175	658,629
Non-controlling interest		31,829	23,043
Equity attributable to our shareholders			17,231
Goodwill		$ 49,786	49,786
Seabee Gold Operation
Disclosure of detailed information about business combination [line items]
Commodity price applied to cash flow projections (in USD per ounce) | $ / ounce		1,300
Foreign exchange rate applied to cash flow projections (in CAD per USD) | $ / $		1.25
Discount rate applied to cash flow projections		7.00%
Claude Resources Inc.
Disclosure of detailed information about business combination [line items]
Goodwill				$ 49,786
Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	75.00%
Useful life of property, plant and equipment	8 years
Payments for interest in joint venture	$ 12,972
Property, plant and equipment	28,839
Non-controlling interest	18,573
Other
Disclosure of detailed information about business combination [line items]
Equity attributable to our shareholders		$ 0	$ (1,342)
Other | Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Equity attributable to our shareholders	$ 1,342